Summary Prospectus |  April 28, 2025
Schwab® Ultra-Short Income ETF

Ticker Symbol:	SCUS

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund online at www.schwabassetmanagement.com/prospectus. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, SAI, reports to shareholders and other information about the fund are available from your financial intermediary.
The fund’s prospectus and SAI, both dated April 28, 2025, include a more detailed discussion of fund investment policies and the risks associated with various fund investments. The prospectus and SAI are incorporated by reference into the summary prospectus, making them legally a part of the summary prospectus.
Investment Objective

The fund’s goal is to seek current income consistent with capital preservation while maintaining liquidity.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.14
Other expenses(1)	None
Total annual fund operating expenses	0.14

(1)
“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years
$14	$45
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. From August 13, 2024 (commencement of operations) to December 31, 2024, the fund’s portfolio turnover rate was 3% (not annualized) of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund invests in investment grade, short-term, U.S. dollar denominated debt securities issued by U.S. and foreign issuers, such as:
•
commercial paper, including asset-backed commercial paper

•
promissory notes

•
certificates of deposit and time deposits

•
variable- and floating-rate debt securities

•
corporate bonds

•
municipal bonds

•
bank notes and banker’s acceptances

•
repurchase agreements

•
obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities)

The fund is an actively managed exchange-traded fund and therefore does not seek to replicate the performance of any specific index. The fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.

Schwab Ultra-Short Income ETF | Summary Prospectus1
REG124630-02   00312607

It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in income-producing instruments. For purposes of this policy, “income-producing instruments” means instruments that the investment adviser expects to pay interest, dividends, or other payments or distributions at any time during the life of the investment. With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.
The fund will normally maintain an effective duration of one year or less.
Pursuant to a fundamental policy adopted by the fund, it will concentrate its investments (i.e., hold more than 25% of its total assets) in securities issued by companies in the group of industries representing the financials sector.
Under normal circumstances, the fund will invest only in securities, that at the time of purchase, are rated investment grade (i.e., BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the fund’s investment adviser to be of equivalent quality.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Not a Money Fund. The fund is not a money market fund and is not subject to the strict rules that govern the diversity, quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the fund’s investments may be more susceptible than a money market fund is to credit risk, interest rate risk, valuation risk and other risks relevant to the fund’s investments. The fund does not seek to maintain a stable net asset value of $1.00 per share.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
New Fund Risk. The fund is a new ETF and has only recently commenced operations and therefore has limited operating history on which investors can base their investment decision. Additionally, due to the fund’s small asset base, certain of the fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. There can be no assurance that the fund will grow to or maintain an economically viable size, in which case the fund may cease operations. In such an event, your interest in the fund may be liquidated at an inopportune time.
Management Risk. As with all actively managed funds, the fund is subject to the risk that its investment adviser and/or subadviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser and/or subadviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual

2Schwab Ultra-Short Income ETF | Summary Prospectus

obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities and equity securities (Alternative Collateral). Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.
Non-U.S. Issuer Risk. The fund may invest in U.S. dollar-denominated bonds of non-U.S. corporations. The fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Government Securities Risk. U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Financials Sector Risk. Because the fund’s investments are concentrated in issuers doing business in the financials sector, the companies in which the fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, securities issued by companies in the financials sector may underperform other segments of the debt market as a whole and are likely to have above-average volatility.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table

Schwab Ultra-Short Income ETF | Summary Prospectus3

will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, once available, please see
www.schwabassetmanagement.com/prospectus.
Investment Adviser

Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Portfolio Managers

Linda Klingman, Managing Director, is responsible for the day-to-day co-management of the fund. She has managed the fund since inception in 2024.
Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since inception in 2024.
Jonathan Feske, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since inception in 2024.
Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since inception in 2024.
Karim Menoufy, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since inception in 2024.
Purchase and Sale of Fund Shares

The fund issues and redeems shares at its NAV only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units.
Individual shares may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because fund shares trade at market prices rather than at NAV, fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the fund (bid) and the lowest price a seller is willing to accept for shares of the fund (ask) (the “bid-ask spread”). Recent information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at www.schwabassetmanagement.com.
Tax Information

Dividends and capital gains distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4Schwab Ultra-Short Income ETF | Summary Prospectus